UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                        (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of June 30, 2014
		Shares	Value (Note 1)

CLOSED-END FUNDS - 102.05%
	Aberdeen Greater China Fund, Inc.	6,162	$64,393
	Aberdeen Japan Equity Fund, Inc.	94,081	668,916
	Aberdeen Singapore Fund, Inc.	4,786	62,505
†	Adams Express Co.	187,000	2,571,250
	Alpine Global Dynamic Dividend Fund	101,798	1,069,897
	Alpine Global Premier Properties Fund	371,000	2,760,240
	Alpine Total Dynamic Dividend Fund	393,245	3,507,745
	BlackRock Real Asset Equity Trust	296,000	2,779,440
†	BlackRock Resources & Commodities Strategy Trust	222,000	2,755,020
	Boulder Growth & Income Fund, Inc.	321	2,735
	CBRE Clarion Global Real Estate Income Fund	122,221	1,113,433
	Clough Global Opportunities Fund	136,702	1,777,126
	Cohen & Steers Infrastructure Fund, Inc.	27,322	669,116
	Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	76,329	1,621,991
	Cohen & Steers REIT and Preferred Income Fund, Inc.	221,694	3,997,143
	Duff & Phelps Global Utility Income Fund, Inc.	124,000	2,726,760
	DWS High Income Opportunities Fund, Inc.	45,756	675,816
	Ellsworth Fund Ltd.	62,361	550,648
†	First Opportunity Fund, Inc.	268,000	2,578,160
	First Trust Dividend and Income Fund	30,800	288,904
	First Trust Energy Infrastructure Fund	8,778	208,653
	Gabelli Global Utility & Income Trust	123,000	2,567,010
†	General American Investors Co., Inc.	66,910	2,463,619
	Japan Smaller Capitalization Fund, Inc.	211,200	1,996,051
	John Hancock Tax-Advantaged Dividend Income Fund	36,689	767,901
	Legg Mason BW Global Income Opportunities Fund, Inc.	249,008	4,569,297
	Liberty All Star Equity Fund	756,030	4,543,740
	LMP Real Estate Income Fund, Inc.	343,000	3,947,930
	Neuberger Berman MLP Income Fund, Inc.	229,391	4,631,404
†	Neuberger Berman Real Estate Securities Income Fund, Inc.	781,119	3,905,595
	Nuveen Credit Strategies Income Fund	26,100	244,296
	Nuveen Diversified Commodity Fund	156,083	2,537,910
	Nuveen Diversified Dividend & Income Fund	184,751	2,265,047
†	Nuveen Long/Short Commodity Total Return Fund	395,000	6,383,200
	Nuveen Maryland Premium Income Municipal Fund	20,047	258,205
	Nuveen New Jersey Dividend Advantage Municipal Fund	879	11,787
	Nuveen New Jersey Investment Quality Municipal Fund, Inc.	43,135	592,244
	Nuveen Quality Municipal Fund, Inc.	400	5,244
	Petroleum & Resources Corp.	32,894	1,025,635
†	RMR Real Estate Income Fund	164,215	3,235,036
	Strategic Global Income Fund, Inc.	103,460	967,351
	Swiss Helvetia Fund, Inc.	103,700	1,510,909

			(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - (Continued)
(Unaudited)

As of June 30, 2014
	Shares	Valu (Note 1)

CLOSED-END FUNDS - (Continued)
Terra Capital PLC	1,500,000	$1,312,500
The Cushing Renaissance Fund	82,000	2,330,440
The GDL Fund	114,541	1,243,915
Tortoise Energy Independence Fund, Inc.	104,288	2,932,579
Tortoise Pipeline & Energy Fund, Inc.	75,400	2,683,486
† Tri-Continental Corp.	127,000	2,664,460
Wells Fargo Advantage Multi-Sector Income Fund	31,642	471,466

Total Closed-End Funds (Cost $89,355,738)		94,518,148

COMMON STOCKS - 3.76%

Financials - 2.12%
*† Federal National Mortgage Association	503,000	1,966,730
		1,966,730
Industrials - 1.64%
Precision Castparts Corp.	6,000	1,514,400
		1,514,400

Total Common Stocks (Cost $4,394,360)		3,481,130

RIGHTS - 0.14%
The Gabelli Healthcare & Wellness Rx Trust	336,000	129,562

Total Rights (Cost $107,855 )		129,562

SHORT-TERM INVESTMENT - 0.79%
§ Fidelity Institutional Money Market Funds, 0.05%	730,278	730,278

Total Short-Term Investment (Cost $730,278)		730,278

Total Value of Investments (Cost $94,588,231 (a)) - 106.74%		$98,859,118

Liabilities in Excess of Other Assets - (6.74)%		(6,237,440)

Net Assets - 100%		$92,621,678

§ Represents 7 day effective yield
* Non-income producing investment
†	All or a portion of the security is pledged as collateral for margin borrowings.

The following acronym and abbreviation is used in this portfolio:
PLC - Public Limited Company
		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - (Continued)
(Unaudited)

As of June 30, 2014

	Summary of Investments
		% of Net
		Assets	Value
	Closed-End Funds	102.05%	$94,518,148
	Common Stocks	3.76%	3,481,130
	Rights	0.14%	129,562
	Short-Term Investment	0.79%	730,278
	Liabilities in Excess of Other Assets	-6.74%	(6,237,440)
	Total	100.00%	$92,621,678

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$5,310,078
	Aggregate gross unrealized depreciation			(1,039,191)

	Net unrealized appreciation			$4,270,887

				(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - (Continued)
(Unaudited)

As of June 30, 2014

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Closed-End Funds	$94,518,148	$94,518,148	$-	$-
Common Stocks	3,481,130	3,481,130	-	-
Rights	129,562	129,562	-	-
Short-Term Investment	730,278	730,278	-	-
Total	$98,859,118	$98,859,118	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officers and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/Bryn H. Torkelson
Bryn H. Torkelson
Date: August 27, 2014	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Bryn H. Torkelson
Bryn H. Torkelson
Date: August 27, 2014	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

By: (Signature and Title)
/s/Ashley E. Harris
Date: August 27, 2014	Ashley E. Harris Treasurer and Principal Financial Officer Matisse Discounted Closed-End Fund Strategy